Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 1,887
Carrying value of renegotiated loans	1,174		$ 1,129
Renegotiated loans classified as performing	604		$ 541
Renegotiated loans written off	5	$ 7
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	1,628
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 259